------------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: October 31, 2006
                                            Estimated average burden
                                            hours per response. . . . . . . 19.3
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)

             104 Summit Ave PO Box 80, Summit, New Jersey 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 to June 30, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO] Industry
       Leaders(R)
       Fund

ANNUAL REPORT to SHAREHOLDERS

JUNE 30, 2005

[LOGO] Claremont
       ---------
       Adviser to Industry Leaders(R) Fund

The Industry Leaders(R) Fund
Annual Report
June 30, 2005

Dear Shareholder:

During the past fiscal year ending on June 30, 2005, the Industry Leaders(R) Fund Class D increased in value by 7.35%, Class I by 7.36% and Class L by 7.78%. In that same period, the S&P 500 increased by 6.31% and the Lipper Large Core Equity Index increased by 4.85%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USA Today (www.USAToday.com). Over the past 5 fiscal years, the Class I has outperformed the Lipper Large Core Equity Index by an average of 6.0% per annum.

The Investment Environment

The past fiscal year has provided a challenging investment environment for all investment advisers. Short term interest rates increased by 2% and the price of a barrel of oil increased by 50%. Higher short-term borrowing, combined with the higher cost of petroleum, has slowed the economy's growth. The Federal Reserve Open Market Committee remains in a "tightening" mode which can have an impact the market's return.

Outlook

The balance of the calendar year 2005 should have the price of oil in the headlines and the Federal Reserve continuing to raise interest rates. We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value, large cap and small cap, and between equities, fixed income and cash.

Investment Strategy

Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio manager's personal opinion of market direction can not affect the investment process. Our investment process can not remove the ups and downs of the market, but in our opinion, it does hold a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets (requires an "A or better" credit rating). The investment process reviews the portfolio monthly and removes stocks with decaying credit quality. There is no guarantee that our strategy will perform as well in the future as it has in the past.

We thank you for the privilege of managing your investments.


Gerald P. Sullivan
President

The following 8 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law. Audited performance tables are found in the financial highlights section of the financial report, which follows page 8 of this report.

Performance Summary - Industry Leaders(R) Fund

[The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                    Growth of an Assumed $10,000 Investment
                            (from 3/17/99 to 6/30/05)

                        Industry      Industry                  Lipper
                        Leaders(R)    Leaders(R)                Large
                          Fund -        Fund -     S&P 500       Core
                          Class D      Class I     Index(R)     Equity
                          -------      -------     --------     ------
Inception 3/17/99         10,000        10,000      10,000      10,000
    June 30, 1999         10,770        10,770      10,543      10,418
December 31, 1999         10,401        10,419      11,356      11,293
    June 30, 2000         10,289        10,368      11,307      11,506
December 31, 2000         10,308        10,366      10,322      10,460
    June 30, 2001         10,026        10,104       9,631       9,645
December 31, 2001          9,781         9,864       9,096       9,118
    June 30, 2002          9,098         9,179       7,900       7,991
December 31, 2002          8,281         8,370       7,087       7,182
    June 30, 2003          9,067         9,172       7,920       7,911
December 31, 2003         10,584        10,721       9,118       8,963
    June 30, 2004         10,873        11,028       9,432       9,164
December 31, 2004         11,717        11,875      10,110       9,706
    June 30, 2005         11,672        11,840      10,028       9,609
--------------------------------------------------------------------------------

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

--------------------------------------------------------------------------------
[The following table was represented as a bar chart in the printed material.]

                          Total Investment Returns (%)
                           (from 3/17/99 to 6/30/05)

          Industry      Industry      Industry                      Lipper
          Leaders(R)   Leaders(R)     Leaders(R)                  Large Core
            Fund -       Fund -        Fund -        S&P 500      Equity Fund
           Class D      Class I        Class L       Index(R)        Index
           -------      -------        -------       --------        ------
1999*        4.01%         4.19%         n/a          13.56%         12.93%
2000        -0.89%        -0.51%         n/a          -9.10%         -7.37%
2001        -5.11%        -4.84%         n/a         -11.88%        -12.83%
2002       -15.34%       -15.15%       -14.85%       -22.09%        -21.23%
2003        27.81%        28.10%        28.44%        28.67%         24.80%
2004        10.70%        10.76%        11.11%        10.87%          8.29%
2005**      -0.38%        -0.29%        -0.09%        -0.81%         -1.01%
--------------------------------------------------------------------------------

*     Inception Class D and Class I 3/17/1999 (Class L Inception 11/30/01)
**    2005 through 6/30


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 1

                            Annual Investment Returns

              ILF           ILF          ILF            S&P          Lipper
            Class D       Class I      Class L       500 Index     Large Core
1999*        4.01%         4.19%         n/a          13.56%         12.93%
2000        -0.89%        -0.51%         n/a          -9.10%         -7.37%
2001        -5.11%        -4.84%         n/a         -11.88%        -12.83%
2002       -15.34%       -15.15%       -14.85%       -22.09%        -21.23%
2003        27.81%        28.10%        28.44%        28.67%         24.80%
2004        10.70%        10.76%        11.11%        10.87%          8.29%
2005**      -0.38%        -0.29%        -0.09%        -0.81%         -1.01%

 *  Inception 3/17/99
**  Through June 30

Cumulative Performance - Class D and Class I Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                            ILF          ILF         S&P        Lipper
 Value of $10,000         Class D       Class I    500 Index  Large Core
Inception 3/17/99         10,000        10,000      10,000      10,000
    June 30, 1999         10,770        10,770      10,543      10,418
December 31, 1999         10,401        10,419      11,356      11,293
    June 30, 2000         10,289        10,368      11,307      11,506
December 31, 2000         10,308        10,366      10,322      10,460
    June 30, 2001         10,026        10,104       9,631       9,645
December 31, 2001          9,781         9,864       9,096       9,118
    June 30, 2002          9,098         9,179       7,900       7,991
December 31, 2002          8,281         8,370       7,087       7,182
    June 30, 2003          9,067         9,172       7,920       7,911
December 31, 2003         10,584        10,721       9,118       8,963
    June 30, 2004         10,873        11,028       9,432       9,164
December 31, 2004         11,717        11,875      10,110       9,706
    June 30, 2005         11,672        11,840      10,028       9,609


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 2

Cumulative Performance - Class L Share
Inception Date November 30, 2001

--------------------------------------------------------------------------------
[The following table was represented as a line chart in the printed material.]

                    Growth of an Assumed $10,000 Investment
                           (from 11/30/01 to 6/30/05)

                                  Industry                   Lipper
                                  Leaders(R)               Large Core
                                   Fund -     S&P 500      Equity Fund
                                   Class L     Index         Index
                                   -------    --------       ------
            November 30, 2001      10,000      10,000        10,000
            December 31, 2001      10,245      10,088        10,113
                June 30, 2002       9,550       8,761         8,864
            December 31, 2002       8,724       7,859         7,966
                June 30, 2003       9,574       8,783         8,775
            December 31, 2003      11,204      10,112         9,942
                June 30, 2004      11,540      10,460        10,165
            December 31, 2004      12,449      11,211        10,766
                June 30, 2005      12,437      11,121        10,658
--------------------------------------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                    ILF         S&P          Lipper
             Value of $10,000     Class L    500 Index     Large Core
            November 30, 2001      10,000      10,000        10,000
            December 31, 2001      10,245      10,088        10,113
                June 30, 2002       9,550       8,761         8,864
            December 31, 2002       8,724       7,859         7,966
                June 30, 2003       9,574       8,783         8,775
            December 31, 2003      11,204      10,112         9,942
                June 30, 2004      11,540      10,460        10,165
            December 31, 2004      12,449      11,211        10,766
                June 30, 2005      12,437      11,121        10,658


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 3

Comparative Performance

                  Comparative Average Annual Return Performance of The Industry Leaders(R) Fund Class D and Class I (a)(b)

                            ILF        ILF         S&P          Lipper
                          Class D    Class I    500 Index     Large Core
                1 Year     7.35%      7.36%       6.31%          4.85%
                3 Year     8.66%      8.86%       8.27%          6.34%
                5 Year     2.55%      2.69%      -2.37%         -3.54%
      Since Inception*     2.49%      2.72%       0.04%         -0.63%

      1 year period 6/30/04 to 6/30/05.
      3 year period 6/30/02 to 6/30/05
      5 year period 6/30/00 to 6/30/05
*     Inception date 3/17/99, From Inception 3/17/99 to 6/30/05.
(a)   Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                  Comparative Average Annual Return Performance
                 of The Industry Leaders(R) Fund Class L (a)(b)

                             ILF         S&P          Lipper
                           Class L    500 Index     Large Core
                1 Year      7.78%       6.31%          4.85%
               3 Years      9.21%       8.27%          6.34%
      Since Inception*      6.28%       3.01%          1.79%

      1 year period 6/30/04 to 6/30/05
*     Inception date 11/30/01, From Inception 11/30/01 to 6/30/05.
(a)   Past performance is not indicative of future performance.
(b) Industry Leaders(R) Fund Class L is net of all expenses, versus the gross market benchmark the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 4

About the Fund's Expenses
(Unaudited)

As a shareholder of the Industry Leaders(R) Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders(R) Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders(R) Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 5

-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account   Ending Account    Expenses Paid   Annualized        Total Return
                                        Value January 1,    Value June 30,    During Period*  Expense Ratio
Industry Leaders(R) Fund                2005                2005
-----------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return (semi annual return - not annualized)
-----------------------------------------------------------------------------------------------------------------------------------
Class I                                 $1,000.00             $997.10         $3.91           0.79%            -0.29%
-----------------------------------------------------------------------------------------------------------------------------------
Class L                                  1,000.00             $999.06          1.88           0.38%            -0.09%
-----------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Yearly Return (annualized return)
-----------------------------------------------------------------------------------------------------------------------------------
Class I                                 $1,000.00           $1,020.88         $3.92           0.79%             5.00%**
-----------------------------------------------------------------------------------------------------------------------------------
Class L                                  1,000.00            1,022.91          1.88           0.38%             5.00%**
-----------------------------------------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.79% for Class I Shares and 0.38% for Class L. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

**    The 5.00% annualized rate of return is gross of fees.

Expense Ratios:  Industry Leaders(R) Fund compared to its peer group

--------------------------------------------------------------------------------
                                                                    Average
                                       Class I        Class L      Large-Cap
                                        Shares        Shares       Core Fund*
--------------------------------------------------------------------------------
Industry Leaders(R) Fund                0.79%          0.38%         1.35%
--------------------------------------------------------------------------------

* Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 6

Fund Portfolio Holdings- Broken down by Economic Sector
(Unaudited)

--------------------------------------------------------------------------------
                             Industry Leaders Fund
                  Breakdown by Economic Sector - June 30, 2005

[The following table was represented as a pie chart in the printed material.]

      Information Economy            14.9%
      Manufacturing Economy          32.5%
      Service Economy                52.3%
      Cash                            0.3%
--------------------------------------------------------------------------------

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2004 35.0%) and hypothetical sales (for 2004 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance - whether before or after taxes - does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 7

Average Annual Total Returns
Periods Ended December 31, 2004

                                                                       Since
Industry Leaders(R) Fund Class D        1 Year   3 Years   5 Years  Inception*
Return before Taxes                     10.70%    6.20%     2.41%      2.77%
Return After Taxes on Distributions      9.05%    5.43%     1.73%      2.08%
Return After Taxes on Distributions and
Sale of Fund Shares                      5.88%    4.65%     1.48%      1.78%

Industry Leaders(R) Fund Class I
Return before Taxes                     10.76%    6.38%     2.65%      3.01%
Return After Taxes on Distributions 9.07% 5.54% 1.81% 2.17% Return After Taxes on Distributions and
Sale of Fund Shares                      5.89%    4.74%     1.55%      1.86%

S&P 500 Index***                        10.87%    3.58%    -2.30%      0.19%
Lipper Large Core Equity Fund Index      8.29%    2.11%    -4.92%     -0.51%

                                                                       Since
Industry Leaders(R) Fund Class L        1 Year   3 Years   5 Years   Inception**
Return before Taxes                     11.11%    6.71%      n/a       7.35%
Return After Taxes on Distributions      9.35%    5.78%      n/a       6.43%
Return After Taxes on Distributions and
Sale of Fund Shares                      6.08%    4.95%      n/a       5.52%

S&P 500 Index(R)***                     10.87%    3.58%      n/a       3.77%
Lipper Large Core Equity Fund Index      8.29%    2.11%      n/a       2.42%

  * Class D & Class I inception date 3/17/99, from inception 3/17/99 to 12/31/04 ** Class L inception date 11/30/01, from inception 11/30/01 to 12/31/04
*** Reflects no deduction for fees, expenses, or taxes


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2005 - Page 8

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - 99.75%

--------------------------------------------------------------------------------
Information Economy - 14.92%                            Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Hardware - 8.93%
   ----------------------------------------------------------------------------
      Computer and Peripherals - 3.43%
      Hewlett-Packard Company                            3,905           91,807
      International Business Machines Corporation        2,315          171,773
                                                                 --------------
                                                                        263,580
                                                                 --------------
      Data Networking - 1.70%
      Cisco Systems, Inc. (a)                            6,850          130,904
                                                                 --------------

      Semiconductor - 3.33%
      Intel Corporation                                  6,650          173,299
      Texas Instruments Incorporated                     2,950           82,807
                                                                 --------------
                                                                        256,106
                                                                 --------------
      Semiconductor Capital Equipment - 0.47%
      Applied Materials, Inc. (a)                        2,230           36,081
                                                                 --------------

    Total Hardware                                                      686,671
                                                                 --------------

   ----------------------------------------------------------------------------
   Media - 1.89%
   ----------------------------------------------------------------------------

     Newspaper  - 1.54%
      Gannett Co., Inc.                                  1,670          118,787
                                                                 --------------

     Publishing - 0.35%
      The McGraw-Hill Companies Inc.                       600           26,550
                                                                 --------------

    Total Media                                                         145,337
                                                                 --------------

   ----------------------------------------------------------------------------
   Software - 4.10%
   ----------------------------------------------------------------------------

      Computer Software & Services - 4.10%
      Microsoft Corporation                              6,930          172,141
      Oracle Corporation (a)                            10,855          143,285
                                                                 --------------
                                                                        315,426
                                                                 --------------

    Total Software                                                      315,426
                                                                 --------------
--------------------------------------------------------------------------------
Total Information Economy                                             1,147,434
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 1, Annual Report page 9

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy - 32.52%                          Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Consumer Goods - 7.07%
   ----------------------------------------------------------------------------
      Apparel - 0.40%
      VF Corporation                                       540           30,899
                                                                 --------------

      Beverage (Alcoholic) - 0.33%
      Anheuser-Busch Companies Inc.                        560           25,620
                                                                 --------------

      Beverage (Soft Drinks) - 1.12%
      Coca-Cola Company                                  2,060           86,005
                                                                 --------------

      Food Processing - 2.81%
      Kraft Foods Inc.                                   5,540          176,227
      Unilever NV                                          620           40,195
                                                                 --------------
                                                                        216,422
                                                                 --------------

      Household Products - 0.84%
      Procter & Gamble Company                           1,220           64,355
                                                                 --------------

      Recreation - 1.04%
      Carnival Corporation                               1,460           79,643
                                                                 --------------

      Shoe - 0.28%
      Nike Inc. - Class B                                  250           21,650
                                                                 --------------

      Toiletries/Cosmetics - 0.25%
      Gillette Company                                     380           19,239
                                                                 --------------

     Total Consumer Goods                                               543,833
                                                                 --------------

   ----------------------------------------------------------------------------
   Energy - 9.29%
   ----------------------------------------------------------------------------

      Oilfield Services - 1.54%
      Schlumberger Limited                               1,560          118,466
                                                                 --------------

      Petroleum Integrated - 6.85%
      ChevronTexaco Corp.                                2,998          167,648
      ConocoPhillips Company                             2,980          171,320
      Exxon Mobil Corporation                            2,928          168,272
      Occidential Petroleum Corporation                    260           20,002
                                                                 --------------
                                                                        527,242
                                                                 --------------
      Petroleum Producing - 0.90%
      Apache Corporation                                 1,076           69,510
                                                                 --------------

    Total Energy                                                        715,218
                                                                 --------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 2, Annual Report page 10

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy -continued                        Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Industrial Materials - 15.71%
   ----------------------------------------------------------------------------
      Aerospace & Defense - 1.90%
      The Boeing Company                                 2,210          145,860
                                                                 --------------
      Auto Parts OEM - 0.99%
      Johnson Controls, Inc.                             1,350           76,046
                                                                 --------------

      Cement & Aggregates - 0.28%
      Vulcan Materials Company                             330           21,447
                                                                 --------------

      Chemical Basic - 0.84%
      Du Pont (E.I.) de Nemours & Company                1,510           64,945
                                                                 --------------

      Chemical Diversified - 0.83%
      3M Company                                           880           63,624
                                                                 --------------

      Chemical Specialty - 0.78%
      Praxair, Inc.                                      1,280           59,648
                                                                 --------------

      Diversified - 2.87%
      Honeywell International Inc.                       1,410           51,648
      United Technologies Corporation                    3,290          168,942
                                                                 --------------
                                                                        220,590
                                                                 --------------
      Electrical Equipment - 3.86%
      Emerson Electric Co.                               2,000          125,260
      General Electric Company                           4,955          171,691
                                                                 --------------
                                                                        296,951
                                                                 --------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 3, Annual Report page 11

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy -continued                        Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Industrial Materials - Continued
   ----------------------------------------------------------------------------
      Furniture/Home Furnishing - 0.28%
      Leggett & Platt, Incorporated                        810           21,530
                                                                 --------------

      Gold/Silver Mining - 0.47%
      Barrick Gold Corporation                           1,445           36,168
                                                                 --------------

      Machinery - 1.30%
      Caterpillar Inc.                                   1,060          101,029
                                                                 --------------

      Metal Fabricating - 0.36%
      Illinois Tool Works Inc.                             350           27,888
                                                                 --------------

      Metals & Mining - 0.75%
      Alcoa Inc.                                         2,210           57,747
                                                                 --------------

      Steel General - 0.20%
      Nucor Corporation                                    330           15,055
                                                                 --------------

    Total Industrial Materials                                        1,208,528
                                                                 --------------

   ----------------------------------------------------------------------------
   Utilities - 0.45%
   ----------------------------------------------------------------------------
      Natural Gas Distribution - 0.45%
      KeySpan Corporation                                  850           34,595
                                                                 --------------

    Total Utilities                                                      34,595
                                                                 --------------

--------------------------------------------------------------------------------
Total Manufacturing Economy                                           2,502,174
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 4, Annual Report page 12

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Service Economy - 52.31%                                Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Business Services - 2.05%
   ----------------------------------------------------------------------------
      Advertising - 0.28%
      Omnicom Group Inc.                                   270           21,562
                                                                 --------------

      Air Transport - 0.88%
      United Parcel Service of America, Inc. - Class B     985           68,123
                                                                 --------------

      Building Materials - 0.36%
      Fluor Corporation                                    480           27,643
                                                                 --------------

      Industrial Services - 0.53%
      Cintas Corporation                                 1,050           40,530
                                                                 --------------

    Total Business Services                                             157,858
                                                                 --------------

   ----------------------------------------------------------------------------
   Consumer Services - 6.25%
   ----------------------------------------------------------------------------
      Building Supplies - 1.08%
      Home Depot Inc.                                    2,140           83,246
                                                                 --------------

      Food Wholesalers - 0.18%
      SYSCO Corporation                                    375           13,571
                                                                 --------------

      Pharmacy Services - 0.96%
      Walgreen Company                                   1,600           73,584
                                                                 --------------

      Restaurant - 0.91%
      McDonald's Corporation                             2,540           70,485
                                                                 --------------

      Retail Stores - 3.12%
      Target Corporation                                 1,230           66,924
      Wal-Mart Stores Inc.                               3,585          172,797
                                                                 --------------
                                                                        239,721
                                                                 --------------

    Total Consumer Services                                             480,607
                                                                 --------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 5, Annual Report page 13

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Service Economy - 52.31% - continued                    Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Financial Services - 32.67%
   ----------------------------------------------------------------------------
      Banks - 8.24%
      Bank of America Corporation                        3,760          171,494
      JP Morgan Chase & Co.                              4,862          171,726
      Wachovia Corporation                               3,430          170,128
      Wells Fargo & Co.                                  1,960          120,697
                                                                 --------------
                                                                        634,045
                                                                 --------------
      Financial Services Diversified  - 9.95%
      American Express Company                           3,180          169,271
      American International Group, Inc.                 2,985          173,429
      Citigroup Inc.                                     3,691          170,635
      Fannie Mae                                         1,340           78,256
      The Hartford Financial Services Group, Inc.        2,330          174,237
                                                                 --------------
                                                                        765,828
                                                                 --------------
      Insurance - Life - 3.36%
      MetLife Inc.                                       3,890          174,817
      Prudential Financial Inc.                          1,270           83,388
                                                                 --------------
                                                                        258,205
                                                                 --------------

      Insurance Property & Casualty - 6.33%
      Allstate Insurance Company                         2,985          178,354
      Berkshire Hathaway Inc "B" (a)                        64          178,144
      Chubb Corporation                                  1,520          130,127
                                                                 --------------
                                                                        486,625
                                                                 --------------
      Securities Brokerage - 3.48%
      Merrill Lynch & Co.                                3,110          171,081
      Morgan Stanley                                     1,840           96,545
                                                                 --------------
                                                                        267,626
                                                                 --------------
      Thrift - 1.31%
      Golden West Financial Corporation                  1,570          101,077
                                                                 --------------
    Total Financial Services                                          2,513,406
                                                                 --------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 6, Annual Report page 14

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2005
Common Stocks - continued

--------------------------------------------------------------------------------
Service Economy - continued                             Shares       Value
--------------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   Healthcare Services - 11.34%
   ----------------------------------------------------------------------------
      Biotechnology - 0.88%
      Amgen Inc. (a)                                     1,120           67,715
                                                                 --------------

      Drugs - 4.58%
      Eli Lilly & Co.                                    1,560           86,908
      Merck & Co. Inc.                                   2,960           91,168
      Pfizer Inc.                                        6,315          174,168
                                                                 --------------
                                                                        352,244
                                                                 --------------
      Managed Care - 2.09%
      UnitedHealth Group Incorporated                    3,078          160,487
                                                                 --------------

      Medical Supplies - 3.79%
      Abbott Laboratories, Inc.                          2,510          123,015
      Johnson & Johnson                                  2,590          168,350
                                                                 --------------
                                                                        291,365
                                                                 --------------

    Total Healthcare Services                                           871,811
                                                                 --------------
--------------------------------------------------------------------------------
Total Service Economy                                                 4,023,682
--------------------------------------------------------------------------------

================================================================================
Total Common Stock                                                    7,673,290
================================================================================
 (Cost $6,918,892)

                                                          Principal
 Money Market Securities - 0.33%                           Amount
 Fiduciary Money Market Fund, 0.45% (b)                    25,177        25,177
 (Cost $25,177)

================================================================================
TOTAL INVESTMENTS - 100.08%                                           7,698,467
================================================================================
 (Cost $6,944,069)

 LIABILITIES IN EXCESS OF OTHER ASSETS -0.08%                            (5,826)
                                                                 --------------
================================================================================
NET ASSETS - 100%                                                     7,692,641
================================================================================

(a)   Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2005

Sector breakdowns provided by Morningstar

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments Page 7, Annual Report page 15

Industry Leaders(R) Fund                                           June 30, 2005
Statement of Assets & Liabilities

-------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------
Investment in Securities ($6,944,069)                                $7,698,467
Cash                                                                      2,000
Dividends receivable                                                      8,030
Receivable for investments sold                                          70,606
                                                                     ----------
   Total assets                                                       7,779,103

-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Accrued investment advisory fee payable                   $ 1,916
Accrued administration fee payable                          2,236
Payable for investments purchased                          82,310
                                                          -------

   Total liabilities                                                     86,462
                                                                     ----------

===============================================================================
Net Assets                                                           $7,692,641
                                                                     ==========
===============================================================================

-------------------------------------------------------------------------------
Net Assets consist of:
-------------------------------------------------------------------------------
Paid in capital                                                      $6,951,256
Accumulated undistributed net investment income                          63,804
Accumulated net realized gain (loss) on investments                     (76,817)
Net unrealized appreciation (depreciation) on investments               754,398
                                                                     ----------

===============================================================================
Net Assets                                                           $7,692,641
                                                                     ==========
===============================================================================

-------------------------------------------------------------------------------
Class D:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                       ==========
   price per share ($2,261,094 / 216,780 shares)                     $    10.43
                                                                     ==========

-------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                       ==========
   price per share ($2,816,787 / 272,718 shares)                     $    10.33
                                                                     ==========

-------------------------------------------------------------------------------
Class L:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                       ==========
   price per share ($2,614,760 / 246,494 shares)                     $    10.61
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.


Annual Report page 16

Industry Leaders(R) Fund
Statement of Operations for the fiscal year ended June 30, 2005

--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
Dividend income                                                      $  162,531
Interest income                                                             186
                                                                     ----------
Total Income                                                            162,717

--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
Administration fee - Class D                              $10,725
Administration fee - Class I                               13,526
Administration fee - Class L                                2,034
Investment advisory fee                                    22,475
                                                          -------
Total operating expenses                                                 48,760
                                                                     ----------
Net Investment Income                                                   113,957
                                                                     ----------

--------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment securities         396,402
Change in net unrealized appreciation
   (depreciation) on investment securities                 34,847
                                                          -------
Net gain (loss) on investment securities                                431,249
                                                                     ----------
Net increase in net assets resulting from operations                 $  545,206
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

Annual Report page 17

Industry Leaders(R) Fund
Statements of Changes in Net Assets

                                                                          Year ended           Year ended
                                                                           June 30,             June 30,
                                                                             2005                2004
                                                                          -----------         -----------
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
----------------------------------------------------------------------------------------------------------
   Net investment income                                                  $   113,957         $    76,533
   Net realized gain (loss) on investment securities                          396,402             364,787
   Change in net unrealized appreciation (depreciation)                        34,847             620,901
                                                                          -----------         -----------
   Net increase (decrease) in net assets resulting from operations            545,206           1,062,221
                                                                          -----------         -----------
----------------------------------------------------------------------------------------------------------
Distributions to shareholders
----------------------------------------------------------------------------------------------------------
   From net investment income
   Class D                                                                    (29,438)            (18,793)
   Class I                                                                    (38,867)            (22,500)
   Class L                                                                    (42,401)            (25,259)
   From net realized gain                                                    (232,865)               --
                                                                          -----------         -----------
   Total distributions                                                       (343,571)            (66,552)
----------------------------------------------------------------------------------------------------------
Share Transactions - net increase
----------------------------------------------------------------------------------------------------------
   Class D
    Purchased                                                                    --                11,802
    Redeemed                                                                   (4,885)            (97,111)
    Reinvested Dividends                                                       97,341              18,793
                                                                          -----------         -----------
   Total Class D                                                               92,456             (66,516)
   Class I
    Purchased                                                                   8,800             582,692
    Redeemed                                                                 (103,190)               (914)
    Reinvested Dividends                                                      125,399              22,500
                                                                          -----------         -----------
   Total Class I                                                               31,009             604,278
   Class L
    Purchased                                                                 153,731             496,089
    Redeemed                                                                  (79,912)            (89,899)
    Reinvested Dividends                                                      120,831              25,259
                                                                          -----------         -----------
   Total Class L                                                              194,650             431,449
Net increase in net assets resulting
   from share transactions                                                    318,115             969,211
                                                                          -----------         -----------
   Total increase (decrease) in net assets                                    519,750           1,964,880

----------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------
   Beginning of period                                                      7,172,891           5,208,011
                                                                          -----------         -----------

   End of period (including accumulated undistributed net
    investment income of $63,804 and $60,555 respectively)                $ 7,692,641         $ 7,172,891
                                                                          ===========         ===========

See accompanying notes which are an integral part of the financial statements.


Annual Report page 18

Industry Leaders(R) Fund
Class D
Financial Highlights

                                                Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                 June 30,      June 30,      June 30,     June 30,      June 30,
                                                   2005          2004          2003          2002          2001
                                                  ------        ------        ------        ------        ------
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.15        $ 8.54        $ 8.66        $ 9.61        $10.13
                                                  ------        ------        ------        ------        ------
Income from investment operations
   Net investment income (a)                        0.14          0.10          0.09          0.08          0.06
   Net realized and unrealized gain / (loss)        0.61          1.60         (0.13)        (0.96)        (0.32)
                                                  ------        ------        ------        ------        ------
Total from investment operations                    0.75          1.70         (0.04)        (0.88)        (0.26)
                                                  ------        ------        ------        ------        ------
Distributions
  Net investment income                            (0.14)        (0.09)        (0.08)        (0.07)        (0.03)
  Net realized gains                               (0.33)           --            --            --         (0.23)
                                                  ------        ------        ------        ------        ------
Total Distributions                                (0.47)        (0.09)        (0.08)        (0.07)        (0.26)

-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.43        $10.15        $ 8.54        $ 8.66        $ 9.61
                                                  ======        ======        ======        ======        ======
-------------------------------------------------------------------------------------------------------------------

Total Return                                        7.35%        19.92%        (0.35)%       (9.16)%       (2.55)%

Ratios and Supplemental Data
Net assets, end of period (000)                   $2,261        $2,111        $1,832        $1,017        $1,082
Ratio of expenses to average net assets             0.79%         0.86%         0.95%         0.95%         0.95%
   after expense waiver
Ratio of expenses to average net assets             0.79%         0.95%         0.95%         0.95%         0.95%
   before expense waiver
Ratio of net investment income to
   average net assets                               1.38%         1.00%         1.11%         0.85%         0.59%
Portfolio turnover rate                            72.95%        63.87%        64.13%        65.53%       146.92%

(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.


Annual Report page 19

Industry Leaders(R) Fund
Class I
Financial Highlights

                                                Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                 June 30,      June 30,      June 30,     June 30,      June 30,
                                                   2005          2004          2003          2002          2001
                                                  ------        ------        ------        ------        ------
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.06        $ 8.46        $ 8.58        $ 9.65        $10.16
                                                  ------        ------        ------        ------        ------
Income from investment operations
   Net investment income (a)                        0.14          0.12          0.11          0.11          0.08
   Net realized and unrealized gain / (loss)        0.61          1.59         (0.13)        (0.97)        (0.32)
                                                  ------        ------        ------        ------        ------
Total from investment operations                    0.75          1.71         (0.02)        (0.86)        (0.24)
                                                  ------        ------        ------        ------        ------
Distributions
  Net investment income                            (0.15)        (0.11)        (0.10)        (0.21)        (0.04)
  Net realized gains                               (0.33)           --            --            --         (0.23)
                                                  ------        ------        ------        ------        ------
Total Distributions                                (0.48)        (0.11)        (0.10)        (0.21)        (0.27)

-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.33        $10.06        $ 8.46        $ 8.58        $ 9.65
                                                  ======        ======        ======        ======        ======
-------------------------------------------------------------------------------------------------------------------

Total Return                                        7.36%        20.24%        (0.08)%       (8.91)%       (2.65)%

Ratios and Supplemental Data
Net assets, end of period (000)                   $2,817        $2,714        $1,772        $  959        $2,616
Ratio of expenses to average net assets             0.79%         0.64%         0.70%         0.70%         0.70%
   after expense waiver
Ratio of expenses to average net assets             0.79%         0.70%         0.70%         0.70%         0.70%
   before expense waiver
Ratio of net investment income to
   average net assets                               1.38%         1.22%         1.36%         1.19%         0.83%
Portfolio turnover rate                            72.95%        63.87%        64.13%        65.53%       146.92%

(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.


Annual Report page 20

Industry Leaders(R) Fund
Class L
Financial Highlights

                                                                                                                         Period
                                                                  Year Ended       Year Ended       Year Ended           ended
                                                                    June 30,        June 30,         June 30,           June 30,
                                                                     2005            2004             2003               2002(a)
                                                                   -------          -------          -------            -------
-------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.31          $  8.67          $  8.79            $  9.21
                                                                   -------          -------          -------            -------
Income from investment operations
   Net investment income (d)                                          0.19             0.14             0.14               0.07
   Net realized and unrealized gain / (loss)                          0.62             1.63            (0.13)             (0.48)
                                                                   -------          -------          -------            -------
Total from investment operations                                      0.81             1.77             0.01              (0.41)
                                                                   -------          -------          -------            -------
Distributions
  Net investment income                                              (0.18)           (0.13)           (0.13)             (0.01)
  Net realized gains                                                 (0.33)              --               --                 --
                                                                   -------          -------          -------            -------
Total Distributions                                                  (0.51)           (0.13)           (0.13)             (0.01)

-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.61          $ 10.31          $  8.67            $  8.79
                                                                   =======          =======          =======            =======
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                                          7.78%           20.54%            0.26%             (4.45)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $ 2,672          $ 2,347          $ 1,603            $ 1,587
Ratio of expenses to average net assets                               0.38%            0.38%            0.38%              0.38%(c)
Ratio of net investment income to
   average net assets                                                 1.79%            1.47%            1.71%              1.22%
Portfolio turnover rate                                              72.95%           63.87%           64.13%             65.53%(c)

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized
(d) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.

Annual Report page 21

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

NOTE 1. ORGANIZATION

      Industry Leaders(R) Fund (the "Fund" or "Trust") was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

      The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund's investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its "fair value" by the committee ("Pricing Committee") established by the Fund's Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund's Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

      Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser, Claremont Investment Partners(R), LLC believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Therefore, no federal tax provision is required.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to comply with federal tax regulations regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains the Adviser to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.30% of the average daily net assets of the Fund. For fiscal year ended June 30, 2005, the Adviser received from the Fund a fee of $22,475 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.49% of the average daily net assets of Class D and I Shares. The Adviser is entitled to receive a fee of 0.08% of the average daily net assets of Class L Shares. For the fiscal year ended June 30, 2005, the Adviser received from the Fund a fee of $26,285 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

NOTE 4. SHARE TRANSACTIONS

      As of June 30, 2005, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on June 30, 2005 was $6,951,256. As of June 30, 2004, Class D Shares are no longer offered for sale.

Transactions in shares were as follows:

                                 Year ended                    Year ended
                               June 30, 2005                  June 30, 2004
Class D:                    Shares       Dollars          Shares       Dollars
Shares Sold                     --            --           1,189        11,802
Shares issued in
reinvestment of dividend     9,288        97,341           1,931        18,793
Shares Redeemed               (477)       (4,885)         (9,682)      (97,111)
                            ------     ---------          ------     ---------
Total                        8,811        92,456          (6,562)    ($ 66,516)

                                 Year ended                    Year ended
                               June 30, 2005                  June 30, 2004
Class I:                    Shares       Dollars          Shares       Dollars
Shares Sold                    869         8,800          58,104       582,692
Shares issued in
reinvestment of dividend    12,081       125,399           2,334        22,500
Shares Redeemed             (9,971)     (103,190)            (94)         (914)
                            ------     ---------          ------     ---------
Total                        2,979     $  31,009          60,343     $ 604,278

                                 Year ended                    Year ended
                               June 30, 2005                  June 30, 2004
Class L:                    Shares       Dollars          Shares       Dollars
Shares Sold                 15,010       153,731          49,285       496,089
Shares issued in
reinvestment of dividend    11,356       120,831           2,559        25,259
Shares Redeemed             (7,592)      (79,912)         (8,955)      (89,899)
                            ------     ---------          ------     ---------
Total                       18,774     $ 194,650          42,889     $ 431,448

NOTE 5. INVESTMENTS

      For the fiscal year ended June 30, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $5,526,045 and $5,446,088, respectively. As of June 30, 2005, the gross unrealized appreciation for all securities on a tax basis totaled $959,234 and the gross unrealized depreciation for all securities totaled $329,001 for a net unrealized appreciation of $630,233. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $7,068,234. The difference between book cost of securities and tax cost of securities is due to wash sales of $124,165.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

NOTE 6. RELATED PARTY TRANSACTIONS

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 65% and is deemed a control person.

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2005 and 2004 were as follows:

      Distributions paid from:                       2005             2004
      Ordinary Income                            $110,706         $ 66,552
      Long-Term Capital Gain                        1,305                0
      Short-Term Capital Gain                     231,560                0
                                                 -------------------------
                                                 $343,571         $ 66,552
                                                 =========================

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income (Accumulated Loss)            $ 70,488
      Undistributed Long-Term Capital Gain (Losses)                 40,664
      Unrealized Appreciation (Depreciation)                       630,233
                                                                  --------
                                                                  $741,385

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

NOTE 8. TRUSTEES AND OFFICERS OF THE INDUSTRY LEADERS(R) FUND (Unaudited)

The table below sets forth certain information about the Trustees, none of whom are "interested persons" of the Trust. Additional information about the Trustees is available in the Trust's Statement of Additional Information ("SAI"), which is available without charge, upon request. Shareholders can request a copy of the SAI by calling (866) 459-2772.

-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                   Portfolios in             Other
                                                                                       Fund               Directorships
                            Position(s) Held        Principal Occupation(s)          Complex                Held by
Name, Address, and Age         with Trust             During Past 5 Years            Overseen               Trustee*
-----------------------------------------------------------------------------------------------------------------------
Richard Wellbrock**         Chairman of the        Chairman of the Hilltop          N/A - Only                None
27 Tall Timbers             Board of               Community Bank in                one portfolio
Watchung, NJ 07069          Trustees, Trustee      Summit, NJ; Vice-Chairman        in "Fund
Born: 6/24/1937             and Member of          of the Raritan Valley            Complex"
                            Nominating             Community College; Vice-
                            Committee              Chairman of the New Jersey
                                                   Council of Community
                                                   Colleges; Private Real
                                                   Estate Investor.
-----------------------------------------------------------------------------------------------------------------------
Chris Landsberg             Trustee, Member        Vice President, GFI Group,       N/A - Only                None
155 East 91st St.           of Nominating          Inc. (inter-bank broker)         one portfolio
New York, NY 10128          Committee                                               in "Fund
Born: 12/9/1960                                                                     Complex"
-----------------------------------------------------------------------------------------------------------------------
Eric Mollman                Trustee, Member        Telecom Consultant, NH II,       N/A - Only                None
17 Oak Knoll Rd.            of Audit               LLC; Vice President              one portfolio
Summit, NJ 07901            Committee              Finance, Neoworld                in "Fund
Born: 8/17/1960                                    Communications, Inc.             Complex"
                                                   (wireless telecom company);
                                                   Senior Vice President /
                                                   Managing Director / Head
                                                   of High Yield Research,
                                                   Banc One Capital Markets
-----------------------------------------------------------------------------------------------------------------------
Brendan Sachtjen            Trustee, Member        Senior Vice President,           N/A - Only                None
34 Tanglewylde Ave.         of Nominating          Webster Bank; Senior Vice        one portfolio
Bronxville, NY 10708        Committee              President, Independence          in "Fund
Born: 12/28/1959                                   Community Bank; Senior           Complex"
                                                   Vice President KeyBank
-----------------------------------------------------------------------------------------------------------------------
Peter P. Schaffer           Trustee, Member        Financial Director/CFO,          N/A - Only                None
193 Mountain Ave.           of Audit               AT&T Finance                     one portfolio
Summit, NJ 07901            Committee                                               in "Fund
Born: 5/15/1962                                                                     Complex"
-----------------------------------------------------------------------------------------------------------------------
Robert Wellbrock**          Trustee, Member        Private Real Estate Investor;    N/A - Only                None
28 Fairway Drive            of Audit               Member of the Graduate           one portfolio
Green Brook, NJ 08812       Committee              School Tax Faculty,              in "Fund
Born: 10/28/1946                                   Fairleigh Dickenson              Complex"
                                                   University; Financial
                                                   Officer, Vemics, Inc.
                                                   (computer software
                                                   company); Vice President-
                                                   Taxes, American Standard
                                                   Companies, Inc. (global
                                                   diversified manufacturing)
-----------------------------------------------------------------------------------------------------------------------

* The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
** Richard Wellbrock and Robert Wellbrock are brothers.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2005 - continued

The following table sets forth certain information about the Trust's officers.

--------------------------------------------------------------------------------
Officers of the Industry Leaders(R) Fund
--------------------------------------------------------------------------------
                              Position(s) Held       Principal Occupation(s)
Name, Address, and Age           with Trust            During Past 5 Years
--------------------------------------------------------------------------------
Gerald P. Sullivan, 44        President, Chief      Chief Investment Officer of
PO Box 80                     Executive             Claremont Investment
Summit, NJ 07902-0080         Officer               Partners(R), L.L.C.
--------------------------------------------------------------------------------
Laura M. Sullivan, 42         Secretary             Partner Roadhouse Group,
PO Box 80                                           LLC
Summit, NJ 07902-0080
--------------------------------------------------------------------------------

NOTE 9. SECURITY PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.

      [Letterhead of Cohen McCurdy, Ltd. -- Certified Public Accountants]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
The Industry Leaders Fund

We have audited the accompanying statements of assets and liabilities of the Industry Leaders Fund, including the schedules of investments, as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to the year ended June 30, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Industry Leaders Fund as of June 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
August 25, 2005

ITEM 2. CODE OF ETHICS.

Industry Leaders(R) Fund (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. The Fund has not made any amendments to its code of ethics during the covered period. The Fund has not granted any waivers from any provisions of the code of ethics during the covered period. The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Fund at 1-866-459-2772.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees (the "Trustees") has determined that Robert Wellbrock is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Serving on its Audit Committee along with Mr. Wellbrock are Eric C. Mollman and Peter P. Schaffer. The members of the Audit Committee are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT AND NON-AUDIT FEES

The SEC's auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund's independent accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund's independent accountants to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser that provides ongoing services to the Fund (the "Affiliated Service Providers"), if the services relate directly to the operations and financial reporting of the Fund. The tables below set forth for the Fund's fiscal years ended June 30, 2003 and June 30, 2004, respectively,
(i) the fees billed by the Fund's independent accountants for all audit and non-audit services provided directly to the Fund; (ii) the fees billed by the Fund's independent accountants for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required; and (iii) the aggregate fees billed by the Fund's independent accountants for non-audit services provided to the Fund and its Affiliated Service Providers. During those periods, the Fund's independent accountants did not provide any non-audit services to the Fund's Affiliated Service Providers.

Fees for audit and non-audit services provided directly to the Fund:

Audit fees: This category includes fees generated by all services performed to comply with generally accepted auditing standards. Certain services, such as tax services and accounting consultations, may not be billed as audit services. An appropriate allocation of fees for those services may be included in this category, however, to the extent that such services are necessary to comply with generally accepted auditing standards.

Audit-related fees. This category includes fees generated by assurance and related services that are traditionally performed by the auditor. These services include employee benefit plan audits, due diligence related mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation, and consultation concerning financial accounting and reporting standards.

Tax fees. This category includes fees for all services performed by professional staff in the auditor's tax division, except those services related to the audit. Companies should disclose fees for tax compliance, tax planning and tax advice in this category.

All other fees. This category will remain unchanged form that under the current proxy rules, except that fees, if any, generated by financial information systems implementation and design services will be discussed in this category. As described in a separate SEC Update new rules have included "financial information systems implementation and design" services among the non-audit services that auditors are prohibited from providing to their audit clients. As a result, the new rules have eliminated the corresponding disclosure category for these services.

                                      AUDIT-RELATED
                        AUDIT FEES        FEES($)     TAX FEES    ALL OTHER FEES
Fiscal Year Ended
June 30, 2004            $17,776         $ 1,300       $ 1,040       $ 2,200
Fiscal Year Ended
June 30, 2005            $21,648         $     0       $ 1,800       $     0

Fees for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required:

                                      AUDIT-RELATED
                        AUDIT FEES        FEES($)     TAX FEES    ALL OTHER FEES
Fiscal Year Ended
June 30, 2004           $     0          $     0       $     0       $     0

Fiscal Year Ended
June 30, 2005           $     0          $     0       $     0       $     0

Aggregate non-audit fees for services provided to the Fund and its Affiliated Service Providers, regardless of whether pre-approval was required.

AGGREGATE NON-AUDIT FEES($)

Fiscal Year Ended
June 30, 2004                      $4,040

Fiscal Year Ended
June 30, 2005                      $    0

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Annual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END FUNDS

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Shareholders submitting recommendations for Independent Directors should forward them to Laura M. Sullivan, Secretary of the Fund, and provide at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Prospective candidates that appear likely to be able to fill a significant need of the Board will be contacted by a member of the Board's Nomination Committee (the "Committee") by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged, and, if the member(s), based on the results of these contacts, believes it has identified a viable candidate, it will air the matter with the full Committee for its input.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Not applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders(R) Fund
       -------------------------------------------------------------------


By (Signature and Title)        /s/ Gerald P. Sullivan
                          ------------------------------------------------
                          Gerald P. Sullivan, President

Date October 25, 2005
     ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/ Gerald P. Sullivan
                          ------------------------------------------------
                          Gerald P. Sullivan, President

Date October 25, 2005
     ---------------------------------------------------------------------


By (Signature and Title)        /s/ Gerald P. Sullivan
                          ------------------------------------------------
                          Gerald P. Sullivan, Treasurer

Date October 25, 2005
     ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.